UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Municipal Bond Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                      Principal
                                                                                      Amount ($)             Value ($)
                                                                                      ----------             ---------

Municipal Investments 97.5%
Alabama 3.0%
Birmingham, AL, Medical Clinic Board, Baptist Medical
Center, ETM, 8.25%, 7/1/2005                                                                 65,000                   68,916
Birmingham, AL, Samaritan Health Services, Series B, ETM,
6.0%, 12/1/2019 (b)                                                                       3,590,000                4,087,251
Birmingham, AL, Special Care Facilities Financing Authority,
Medodist Home for Aging, 5.0%, 3/1/2014 (c)                                               3,560,000                3,735,686
Lauderdale & Florence Counties, AL, Public Hospital, ETM,
7.0%, 7/1/2007                                                                              120,000                  130,045
West Jefferson, AL, Amusement & Public Park Authority,
Visionland Alabama Project, Prerefunded @ 102, 7.5%,
12/1/2008                                                                                   610,000                  668,743
                                                                                                                 -----------
                                                                                                                   8,690,641

Alaska 0.1%
Anchorage, Alaska, GO, Series B, 5.875%, 12/1/2014 (b)                                      365,000                  414,750

American Samoa 0.2%
Territory of American Samoa, GO, 5.75%, 9/1/2005 (b)                                        495,000                  513,181

Arizona 0.6%
Arizona, Health Facilities, Authority Hospital System
Revenue, Refunding, ETM, 6.25%, 9/1/2011 (b)                                                215,000                  225,612
Yuma, AZ, Industrial Development Authority, Multi-Family
Mortgage Regency Apartments, Series A, 5.4%, 12/20/2017                                   1,360,000                1,364,964
                                                                                                                 -----------
                                                                                                                   1,590,576

Arkansas 0.1%
Drew County, AR, Public Facilities Board, Single Family
Mortgage, Series A-2, 7.9%, 8/1/2011                                                         50,724                   51,871
Fayetteville, AR, Public Facilities Board, Single Family
Mortgage, 7.25%, 4/1/2011                                                                    80,000                   80,605
Jefferson County, AR, Health Care Facilities, 1978
Conventional Series, ETM, 7.4%, 12/1/2010 (b)                                               120,000                  138,347
Rogers County, AR, Sales & Use Tax Revenue, 5.35%, 11/1/2011                                 40,000                   40,403
Stuttgart, AR, Public Facilities Board, Single Family
Mortgage, Series B, 7.75%, 9/1/2011                                                          58,913                   59,175
                                                                                                                 -----------
                                                                                                                     370,401

California 7.3%
Abag, CA, Finance Authority for Nonprofit Corporations,
American Baptist Homes, Series A, 5.5%, 10/1/2007                                           230,000                  237,353
California, General Obligation, Economic Recovery, Series A,
5.25%, 7/1/2014 (b)                                                                       3,175,000                3,532,981
California, Infrastructure & Economic Development Bank
Revenue, Workers Compensation Relief Fund, Series A, 5.0%,
10/1/2015 (b)                                                                             4,000,000                4,283,680
California, State GO:
4.5%, 12/1/2010                                                                             100,000                  105,477
5.0%, 6/1/2009                                                                              100,000                  107,885
5.0%, 2/1/2012                                                                              625,000                  662,037
5.0%, 2/1/2013                                                                              550,000                  586,372
5.25%, 2/1/2007                                                                             275,000                  293,243
5.5%, 10/1/2005                                                                             100,000                  104,278
6.0%, 4/1/2018                                                                            1,700,000                1,914,489
6.3%, 9/1/2011                                                                              250,000                  289,473
6.5%, 2/1/2008                                                                              150,000                  167,906
6.75%, 3/1/2007                                                                             500,000                  552,470
6.75%, 8/1/2011                                                                             200,000                  236,882
7.0%, 3/1/2005                                                                              100,000                  103,157
7.2%, 5/1/2008                                                                               50,000                   57,509
California, Statewide Community Housing Development
Authority, Multi-Family Revenue, Pioneer Gardens Apartments,
Series E, Mandatory Put @ 100, AMT, 5.5%, 6/1/2031 (a)                                      875,000                  937,825
Emeryville, CA, Redevelopment Agency, Residential Mortgage,
ETM, 7.5%, 9/1/2011                                                                         130,000                  147,831
Fresno, CA, Multi-Family Housing Authority, Central Valley
Coalition Projects:
Series A, AMT, 5.15%, 8/1/2007                                                              115,000                  118,842
Series A, AMT, 5.15%, 8/1/2007                                                               61,000                   63,169
Series B, 6.65%, 5/20/2008                                                                  285,000                  301,561
Kern County, CA, Multi-Family Housing Authority, Pioneer
Pines, Series A, 6.15%, 10/20/2043                                                        3,000,000                3,052,950
Los Angeles, CA, Community Redevelopment Agency, Angelus
Plaza Project, Series A, 7.4%, 6/15/2010                                                  1,905,000                2,042,865
Los Angeles, CA, Multi-Family Housing, Earthquake
Rehabilitation, Series A, AMT, 5.7%, 12/1/2027                                              880,000                  926,191
Turlock, CA, Public Financing Authority Revenue, 5.25%,
9/1/2015                                                                                     35,000                   35,630
                                                                                                                 -----------
                                                                                                                  20,862,056

Colorado 2.7%
Aurora, CO, Centretech Metropolitan District, GO, Series C,
Mandatory Put @ 100, 4.875%, 12/1/2028 (a) (c)                                            1,280,000                1,343,974
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%,
5/1/2010                                                                                     30,000                   30,666
Boulder County, CO, Community Hospital Project, ETM, 7.0%,
7/1/2009                                                                                    135,000                  150,312
Colorado, Health Facilities Revenue Authority, Weld County
General Hospital Project, ETM, 9.375%, 7/1/2009                                             120,000                  141,697
Colorado, Housing Finance Authority, Multi-Family Insured
Mortgage, Series C-3, 5.7%, 10/1/2021                                                       690,000                  690,497
Colorado, Housing Finance Authority, Single Family Program:
Series A, 4.75%, 11/1/2005                                                                   10,000                   10,065
Series D-1, 5.0%, 5/1/2005                                                                    5,000                    5,034
AMT, 5.75%, 11/1/2004                                                                         5,000                    4,997
Series A-3, 6.5%, 5/1/2016                                                                  215,000                  217,505
Series B-3, 6.55%, 5/1/2025                                                                 280,000                  283,259
Denver City & County, CO, Single Family Mortgage Revenue
Home, Metro Mayors Caucus, 5.0%, 11/1/2015                                                   30,000                   30,300
Denver, CO, Multi-Family Housing Revenue, AMT, 5.25%,
12/20/2022                                                                                  500,000                  512,460
Interlocken Metropolitan District, CO Series A, 5.75%,
12/15/2019 (b)                                                                            2,200,000                2,365,836
Westminister, Co, Multi-Family Housing, Semper Village
Apartments, Mandatory Put @ 100, 5.95%, 9/1/2015 (a)                                      1,670,000                1,674,409
Westminister, CO, Multi-Family Revenue Refunding Housing,
Oasis Wexford Apartments, Mandatory Put @ 100, 5.35%,
12/1/2025 (a)                                                                               265,000                  270,297
                                                                                                                 -----------
                                                                                                                   7,731,308

Delaware 0.3%
Delaware, Economic Development Authority, Peninsula United,
Series A, 6.0%, 5/1/2009                                                                     35,000                   36,649
Delaware, Economic Development Authority, Wilmington Friends
School Project:
6.3%, 7/1/2005                                                                               70,000                   70,812
6.3%, 7/1/2006                                                                               75,000                   75,849
6.3%, 7/1/2007                                                                               80,000                   80,874
6.3%, 7/1/2008                                                                               85,000                   85,701
6.3%, 7/1/2009                                                                               90,000                   90,742
6.3%, 7/1/2010                                                                               95,000                   95,571
6.3%, 7/1/2011                                                                              100,000                  100,548
6.3%, 7/1/2012                                                                              110,000                  110,408
6.3%, 7/1/2013                                                                              115,000                  115,247
Wilmington, DE, Park Authority, Series B, ETM, 7.15%,
8/1/2006                                                                                    100,000                  100,932
                                                                                                                 -----------
                                                                                                                     963,333

District of Columbia 0.1%
District of Columbia, Housing Finance Agency, Mayfair
Mansions Apartments, AMT, 5.0%, 2/1/2008                                                    335,000                  348,035

Florida 2.3%
Broward County, FL, Water & Sewer Utility Revenue,
Prerefunded @ 100, 6.875%, 9/1/2008                                                         190,000                  203,118
Dade County, FL, Aviation Revenue, Series E, 5.4%, 10/1/2007
(b)                                                                                          50,000                   52,934
Dade County, FL, County Lease, Governmental Leasing Corp.,
Series C, 9.0%, 4/1/2020                                                                    250,000                  258,105
Dade County, FL, Housing Finance Authority, Multi-Family
Mortgage, Midway Point Phase I, Series A, Mandatory Put @
AMT, 100, 5.9%, 6/1/2026 (a)                                                                790,000                  798,003
Dade County, FL, Housing Finance Authority, Single Family
Mortgage Revenue, Series B-1, AMT, 6.1%, 4/1/2027                                         1,213,446                1,268,051
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM,
6.75%, 11/15/2007                                                                           310,000                  346,781
Gainesville, FL, Utilities Systems Revenue, ETM, 6.3%,
10/1/2006                                                                                   130,000                  130,892
Hillsborough County, FL Series B, 5.125%, 10/1/2017 (b)                                   1,250,000                1,317,400
Miami Beach, FL, Housing Authority, Series 8, 6.625%,
1/15/2009                                                                                   900,000                  929,817
Miami Dade County, FL, Housing Finance Authority, Single
Family Mortgage Revenue, Series A-1, AMT, 5.9%, 6/1/2025                                     90,000                   92,319
Orange County, FL, Health Facilities Authority Revenue,
Advanced Health Systems, ETM, 8.75%, 10/1/2009                                              765,000                  881,770
St. John's County, FL, Industrial Development Authority,
Industrial Development Revenue, Series A, 5.5%, 3/1/2017 (b)                                185,000                  205,013
                                                                                                                 -----------
                                                                                                                   6,484,203

Georgia 2.1%
Athens, GA, Water & Sewer Revenue, ETM, 6.2%, 7/1/2008                                      425,000                  474,223
Augusta, GA, Housing Rehabilitation, Multi-Family Housing, Bon
Air, Series C, 7.0%, 9/1/2005                                                               260,000                  261,092
Carrollton, GA, Housing Authority Mortgage Revenue,
Carrollton Village Apartments, 6.4%, 3/20/2043                                            1,940,000                1,963,416
Clayton County, GA, Multi-Family Housing Authority, Pointe
South Apartments Projects, AMT, 5.75%, 1/1/2013                                             100,000                  104,701
Fulton County, GA, Housing Authority, Single Family
Mortgage, Series A, AMT, 6.2%, 3/1/2013                                                      35,000                   35,971
Gwinnett County, GA, Multi-Family Housing Authority,
Singleton-Oxford Association, Series A, Mandatory Put @ 100,
5.5%, 4/1/2026 (a)                                                                          930,000                  950,739
Savannah, GA, Economic Development Authority Revenue,
College of Art & Design:
6.2%, 10/1/2009                                                                           1,070,000                1,174,689
6.5%, 10/1/2013                                                                             800,000                  928,608
                                                                                                                 -----------
                                                                                                                   5,893,439

Hawaii 1.9%
Hawaii, Housing & Community Development, Multi-Family
Revenue, Sunset Villas:
5.7%, 7/20/2031                                                                           1,090,000                1,132,674
5.75%, 1/20/2036                                                                          2,395,000                2,492,548
Hawaii, Housing Finance & Development Corp., Single Family
Mortgage, Series A, AMT, 5.2%, 7/1/2012                                                   1,620,000                1,693,726
Honalulu, HI, Housing Authority, Multi-Family Mortgage,
Waipahu Towers Project, Series A, AMT, 6.9%, 6/20/2005                                       45,000                   46,104
                                                                                                                 -----------
                                                                                                                   5,365,052

Idaho 1.3%
Idaho, Housing & Finance Association:
Series A, Class III, AMT, 5.55%, 7/1/2020                                                 2,270,000                2,345,795
Series E-2, AMT, 5.9%, 1/1/2015                                                             595,000                  625,042
Idaho, Housing & Finance Association, Single Family
Mortgage:
Series F-2, AMT, 5.1%, 7/1/2012                                                             300,000                  309,078
Series C-2, AMT, 5.25%, 7/1/2011                                                            130,000                  133,255
Series B, AMT, 5.65%, 7/1/2009                                                              130,000                  133,095
Idaho, Housing Agency, Single Family Mortgage, Series F,
AMT, 5.8%, 7/1/2007                                                                         170,000                  172,120
                                                                                                                 -----------
                                                                                                                   3,718,385

Illinois 8.3%
Alton, IL, Hospital Facility, Alton Memorial Hospital
Project, ETM, 7.0%, 7/1/2005                                                                 60,000                   62,777
Belleville, St. Clair County, IL, Single Family Mortgage
Revenue, ETM, 7.25%, 11/1/2009                                                               70,000                   78,917
Davis Junction, IL, Solid Waste Improvements, GO:
Series B, 5.5%, 4/15/2010 (c)                                                               690,000                  742,861
Series B, 5.875%, 4/15/2016 (c)                                                              60,000                   64,270
Des Plaines, IL, Hospital Facility, Holy Family Hospital:
ETM, 7.0%, 1/1/2007                                                                         100,000                  106,525
ETM, 7.0%, 1/1/2007 (b)                                                                      75,000                   79,894
ETM, 7.0%, 1/1/2007 (b)                                                                      90,000                   95,872
Du Page County, IL, Special Services Area No.11, 6.75%,
1/1/2014                                                                                    875,000                  978,408
Du Page County, IL, Special Services Area No.26, Bruce Lake
Subdivision, GO:
5.0%, 1/1/2013                                                                               65,000                   66,391
5.15%, 1/1/2014                                                                              65,000                   66,123
5.25%, 1/1/2005                                                                              40,000                   40,486
5.25%, 1/1/2006                                                                              45,000                   46,615
5.25%, 1/1/2007                                                                              45,000                   47,232
5.25%, 1/1/2008                                                                              50,000                   52,804
5.25%, 1/1/2009                                                                              50,000                   52,933
5.25%, 1/1/2010                                                                              55,000                   58,194
5.25%, 1/1/2016                                                                             150,000                  151,785
5.375%, 1/1/2011                                                                             60,000                   63,565
5.5%, 1/1/2012                                                                               35,000                   37,174
5.5%, 1/1/2019                                                                              255,000                  259,098
5.75%, 1/1/2022                                                                             300,000                  301,692
Fairfield, IL, Economic Development Authority, Wayne County
Center Project, 6.0%, 12/15/2005                                                            155,000                  159,631
Granite City, IL, Hospital Facilities Revenue, ETM, 7.0%,
1/1/2008                                                                                    120,000                  130,315
Grayslake, IL, Multi-Family Housing, Country Squire
Apartments Project, Series A, 6.0%, 6/1/2005                                                140,000                  140,592
Greater Peoria, IL, Airport Authority, GO, AMT, 6.5%,
12/1/2005 (b)                                                                                95,000                   96,438
Illinois, Development Finance Authority, Catholic Health,
Series A, 5.15%, 2/15/2006 (b)                                                              765,000                  792,517
Illinois, Development Finance Authority, Debt Restructure
East Saint Louis, 6.875%, 11/15/2005                                                        280,000                  291,018
Illinois, Development Finance Authority, Fund For Child
Project, Series A, 7.4%, 9/1/2004                                                           320,000                  320,781
Illinois, Development Finance Authority, Section 8, Series
A, 5.2%, 7/1/2008 (b)                                                                        45,000                   47,129
Illinois, Educational Facilities, Authority Revenue
Refunding Augustana College:
4.6%, 10/1/2008                                                                             135,000                  142,663
5.0%, 10/1/2013                                                                             280,000                  302,296
Illinois, Health Facilities Authority, Michael Reese
Hospital & Medical Center, ETM, 6.75%, 12/1/2008                                            225,000                  246,337
Illinois, Health Facilities Authority, Midwest Group Ltd.,
5.375%, 11/15/2008                                                                          380,000                  394,938
Illinois, Housing Development Authority, Multi-Family
Program, Series 3, 6.05%, 9/1/2010                                                          255,000                  259,511
Illinois, Upper River Valley Development Authority, Waster
Recovery Illinois Project, AMT, 5.9%, 2/1/2014                                            1,750,000                1,712,112
Oak Lawn, IL, GO, 5.25%, 12/1/2004 (b)                                                       30,000                   30,397
Palatine, IL, Tax Increment Revenue, Dundee Road Development
Project, Tax Allocation, 5.0%, 1/1/2015 (b)                                               9,030,000                9,476,082
Rockford, IL, Faust Landmark Apartments, Series A, AMT,
5.625%, 1/1/2007 (b)                                                                         95,000                   97,823
Rockford-Concord Commons, IL, Housing Facility, Concord
Commons Project:
Series A, 5.55%, 11/1/2006                                                                  140,000                  145,242
Series A, 6.15%, 11/1/2022                                                                1,385,000                1,433,530
Silvas, IL, Mortgage Revenue:
4.9%, 8/1/2011                                                                            1,035,000                1,103,186
5.2%, 8/1/2017                                                                            1,285,000                1,336,323
Woodridge, IL, Multi-Family Revenue, Hawthorn Ridge Housing,
Series A, 5.65%, 12/20/2032                                                               1,510,000                1,544,640
                                                                                                                 -----------
                                                                                                                  23,657,117

Indiana 1.8%
Gary, IN, Mortgage Redevelopment, Willow On Clark
Apartments:
Series A, AMT, 4.75%, 8/20/2008                                                             180,000                  187,149
Series A, AMT, 5.15%, 8/20/2013                                                             280,000                  292,684
Series A, AMT, 5.25%, 8/20/2018                                                             240,000                  247,836
Indiana, Health Facilities Finance Authority, Kings
Daughters Hospital:
5.1%, 2/15/2006 (b)                                                                         290,000                  302,519
5.1%, 8/15/2006 (b)                                                                         300,000                  316,386
5.25%, 2/15/2008 (b)                                                                        305,000                  327,201
Indiana, Health Facility Authority Revenue, Memorial
Hospital, 5.125%, 2/15/2017                                                               1,250,000                1,281,138
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%,
7/1/2014                                                                                  2,000,000                2,001,260
Lawrence, IN, Multi-Family Housing Revenue Refunding,
Pinnacle Apartments, AMT, 5.05%, 1/1/2008                                                   170,000                  176,763
                                                                                                                 -----------
                                                                                                                   5,132,936

Kansas 0.3%
McPherson, KS, Electric Utility Revenue, Prerefunded @ 100,
ETM, 5.9%, 3/1/2007                                                                         800,000                  862,864
Merriam, KS, Hospital Revenue, Shawnee Mission Medical
Center, ETM, 6.9%, 6/1/2005                                                                  35,000                   36,454
                                                                                                                 -----------
                                                                                                                     899,318

Kentucky 0.2%
Kentucky, Turnpike Authority:
ETM, 6.125%, 7/1/2007                                                                       292,000                  312,349
ETM, 6.625%, 7/1/2008                                                                       150,000                  163,737
                                                                                                                 -----------
                                                                                                                     476,086

Louisiana 3.0%
Iberia, LA, Single Family Mortgage, 7.375%, 1/1/2011                                         65,000                   65,773
Louisiana, Housing Finance Agency, Malta Square Project:
AMT, 6.45%, 9/1/2027                                                                        470,000                  495,756
AMT, 6.5%, 9/1/2038                                                                       1,220,000                1,283,720
Louisiana, State Health Education Authority, Lease Rent
Revenue, Tulane University Medical Center, ETM, 7.875%,
7/1/2009                                                                                    265,000                  301,210
New Orleans, LA, Home Mortgage Authority, Special
Obligation, ETM, 6.25%, 1/15/2011                                                         3,705,000                4,229,554
Tensas Parish County, LA, GO, 7.0%, 9/1/2018                                              1,825,000                2,054,311
                                                                                                                 -----------
                                                                                                                   8,430,324

Maine 0.0%
Maine, Finance Revenue Authority, Electronic Rate
Stabilization, AMT, 5.2%, 7/1/2018 (b)                                                       50,000                   51,080

Maryland 0.5%
Baltimore County, MD, Mortgage Revenue, Three Garden Village
Project, Series A, 4.8%, 1/1/2013                                                           450,000                  467,811
Baltimore, MD, City Housing Corporate Revenue, 7.75%,
10/1/2009                                                                                   255,000                  255,627
Prince Georges County, MD, Housing Authority, Single Family
Mortgage Revenue, AMT, 7.0%, 8/1/2033                                                       770,000                  819,380
                                                                                                                 -----------
                                                                                                                   1,542,818

Massachusetts 2.2%
Boston, MA, Deutsche Altenheim, Series A, 5.95%, 10/1/2018                                  505,000                  551,672
Massachusetts, Development Finance Agency, Human Services
Provider, Seven Hills Foundation & Affiliate, 4.85%,
9/1/2013 (b)                                                                                310,000                  320,004
Massachusetts, Health & Educational Authority, Beth Israel
Hospital, ETM, 5.75%, 7/1/2006                                                               15,000                   15,691
Massachusetts, Housing Finance Agency, Series A, AMT,
6.125%, 12/1/2011 (b)                                                                       100,000                  102,644
Massachusetts, Industrial Finance Agency, Assisted Living
Facilities, Arbors at Taunton, AMT, 5.3%, 6/20/2019                                         350,000                  362,425
Massachusetts, Industrial Finance Agency, Draper Place
Project, AMT, 5.4%, 8/20/2012                                                               230,000                  241,583
Massachusetts, Industrial Finance Agency, Higher Education,
Hampshire College Project, 5.8%, 10/1/2017                                                1,655,000                1,833,475
Somerville, MA, Multi-Family Housing Revenue, 4.6%,
11/20/2015                                                                                2,835,000                2,936,011
                                                                                                                 -----------
                                                                                                                   6,363,505

Michigan 1.1%
Battle Creek, MI, Economic Development Authority, Kellogg
Company Project, 5.125%, 2/1/2009                                                           205,000                  209,574
Detroit, MI, Water Supply, ETM, 8.875%, 1/1/2005                                            115,000                  118,568
Grand Rapids Charter Township, MI, Porter Hills Obligated
Group, 5.2%, 7/1/2014                                                                       890,000                  904,908
Michigan, Higher Education Facility Authority Revenue,
Thomas M. Colley Law School, 5.35%, 5/1/2015 (c)                                          1,200,000                1,246,824
Michigan, Strategic Fund Obligation, Ford Motor Credit,
Series A, ETM, 7.875%, 8/15/2005                                                             60,000                   63,330
Petoskey, MI, Hospital Finance Authority, ETM, 6.7%,
3/1/2007                                                                                    295,000                  313,983
Saginaw, MI, Hospital Finance Authority, Saint Luke
Hospital, ETM, 7.5%, 11/1/2010                                                              200,000                  227,706
                                                                                                                 -----------
                                                                                                                   3,084,893

Minnesota 2.0%
Minnesota, General Obligation, 5.0%, 8/1/2016                                             3,000,000                3,199,500
Minnesota, White Earth Band of Chippewa, 7.0%, 12/1/2011 (b)                              2,000,000                2,236,440
Rochester, MN, Saint Mary's Hospital, ETM, 5.75%, 10/1/2007                                 255,000                  268,913
                                                                                                                 -----------
                                                                                                                   5,704,853

Mississippi 1.9%
Corinth &  Alcorn Counties, MS, Magnolia Regional Health
Center, Series B, 5.125%, 10/1/2010                                                         590,000                  615,512
Jackson, MS, Housing Authority, Multi-Family Revenue, The
Woodlands, Series A, AMT, 5.3%, 4/1/2019 (b)                                                490,000                  500,868
Lee County, MS, Hospital Systems Revenue, North Mississippi
Medical Center Project, ETM, 6.8%, 10/1/2007                                                260,000                  278,712
Lincoln County, MS, Hospital & Healthcare Revenue, Kings
Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)                                          1,345,000                1,416,298
Mississippi, Business Financial Corp., Mississippi
Retirement Facilities Revenue Refunding, Wesley Manor,
Series A, 5.45%, 5/20/2034                                                                2,695,000                2,738,929
                                                                                                                 -----------
                                                                                                                   5,550,319

Missouri 0.9%
Bridgeton, MO, Industrial Development Authority, Mizpath
Assisted Living, Series A, 5.25%, 12/20/2019                                                170,000                  176,292
Missouri, Development Financial Board, Recreation Facilities
Revenue, YMCA, Greater St. Louis, Series A, 4.75%, 9/1/2007
(c)                                                                                         170,000                  180,229
Missouri, Rehabilitation Center Project, COP, Series A,
6.0%, 11/1/2015                                                                             100,000                  104,604
Pacific & Franklin Counties, MO, Industrial Development
Authority, Clayton Corp. Project:
AMT, 6.2%, 5/1/2012 (c)                                                                     720,000                  744,307
AMT, 6.45%, 5/1/2017 (c)                                                                    720,000                  743,782
Springfield, MO, Law Enforcement Communication, COP, 5.5%,
6/1/2010                                                                                     60,000                   66,149
St. Louis, MO, Land Clearance Redevelopment Authority,
Westminsters Place Apartments, Series A, Mandatory Put @
100, 5.95%, 7/1/2022 (a)                                                                    450,000                  476,599
                                                                                                                 -----------
                                                                                                                   2,491,962

Montana 0.1%
Missoula County, MT, Community Hospital, ETM, 7.125%,
6/1/2007 (b)                                                                                182,000                  197,215

Nebraska 0.4%
Nebraska, Investment Finance Authority, Multi-Family
Housing, Tara Hills Villa, 4.875%, 1/1/2008                                                 460,000                  476,951
Woolworth, NE, Housing Mortgage Development Corp., Section 8
Assisted Project, 5.35%, 7/1/2021 (b)                                                       690,000                  690,076
                                                                                                                 -----------
                                                                                                                   1,167,027

Nevada 0.4%
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012                                                                 270,000                  278,983
Series C-1, 5.45%, 4/1/2010                                                                 130,000                  130,771
Series E, AMT, 6.0%, 10/1/2009                                                              110,000                  112,211
Series B, AMT, 6.35%, 10/1/2007                                                             100,000                  100,624
Series A, AMT, 6.45%, 10/1/2007                                                             100,000                  100,586
Nevada, Housing Division, Single Family Program, Series B-1,
6.2%, 10/1/2015                                                                             210,000                  214,429
Nevada, Multi Unit Housing, Saratoga Palms, AMT, 5.9%,
4/1/2006                                                                                    165,000                  173,040
                                                                                                                 -----------
                                                                                                                   1,110,644

New Hampshire 2.0%
Manchester, NH, Housing & Redevelopment Revenue Authority:
4.75%, 1/1/2005                                                                             130,000                  131,499
4.85%, 1/1/2007                                                                             130,000                  135,322
4.9%, 1/1/2008                                                                              145,000                  151,818
5.55%, 1/1/2018                                                                             185,000                  189,153
6.05%, 1/1/2012 (b)                                                                       3,580,000                3,875,995
New Hampshire, Higher Education & Health Facility, Kendal at
Hanover Issue:
5.2%, 10/1/2006 (c)                                                                         625,000                  626,331
5.3%, 10/1/2007 (c)                                                                         475,000                  475,869
                                                                                                                 -----------
                                                                                                                   5,585,987

New Jersey 0.3%
Carlstadt, NJ, Sewer Authority, Sewer Revenue, 5.25%,
1/1/2007                                                                                     56,000                   57,995
New Jersey, Higher Education Revenue, Education Facilities
Authority, Caldwell College, Series A, 7.25%, 7/1/2025                                      805,000                  823,112
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue,
ETM, 6.875%, 12/1/2008                                                                       45,000                   49,011
                                                                                                                 -----------
                                                                                                                     930,118

New Mexico 0.7%
Albuquerque, NM, Class B-2, Collateralized Mortgage Obligation,
Zero Coupon, 5/15/2011 (b)                                                                  877,000                  499,338
Bernalillo County, NM, Multi-Family Housing Sunchase
Apartments, Series A, Mandatory Put @ 100, 5.8%, 11/1/2025
(a)                                                                                       1,130,000                1,136,249
New Mexico, Mortgage Finance Authority, Multi-Family
Housing, Sandpiper Apartments:
Series A, 5.5%, 7/1/2017                                                                     95,000                   99,104
Series A, 5.6%, 7/1/2028                                                                    205,000                  209,686
                                                                                                                 -----------
                                                                                                                   1,944,377

New York 10.8%
Albany, NY, Housing Authority, Lark Drive Associates:
AMT, 5.2%, 12/1/2013 (c)                                                                     40,000                   42,013
AMT, 5.4%, 12/1/2018 (c)                                                                     40,000                   41,719
East Rochester, NY, Housing Authority, St. Johns Meadow,
Series A, 5.125%, 8/1/2018                                                                  600,000                  619,062
New York, Dormitory Authority, Lease Revenue, Court
Facilities:
Series A, 5.25%, 5/15/2010                                                                3,540,000                3,852,936
Series A, 5.25%, 5/15/2011                                                                1,240,000                1,347,285
Series A, 5.75%, 5/15/2014                                                                3,715,000                4,128,925
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)                                                                        975,000                1,023,594
6.1%, 8/1/2041 (b)                                                                        1,000,000                1,082,870
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%,
7/1/2018 (b)                                                                                450,000                  469,265
New York, Dormitory Revenue Authority, State University
Education Facilities, 5.0%, 5/15/2010                                                       300,000                  319,377
New York, NY, General Obligation:
Series I, 5.0%, 8/1/2018                                                                  6,000,000                6,207,720
Series A, 5.5%, 8/1/2014                                                                  3,330,000                3,641,022
New York, NY, Industrial Development Agency, College of
Aeronautics Project:
5.0%, 5/1/2006                                                                              345,000                  357,848
5.2%, 5/1/2009                                                                              205,000                  216,037
Oneida County, NY, Industrial Development Agency Revenue,
Civic Facilities, 5.0%, 3/1/2014 (c)                                                        600,000                  620,832
Onondaga County, NY, Industrial Development Agency, Civic
Facilities Revenue, Lemoyne College Project, Series A, 5.0%,
3/1/2007                                                                                    180,000                  188,419
Syracuse, NY, Housing Authority, Lorretto Rest Homes, Series
A, 5.0%, 8/1/2007                                                                           655,000                  679,497
Tobacco Settlement Financing Corp., Series C-1, 5.5%,
6/1/2015                                                                                  4,920,000                5,259,529
Triborough Bridge & Tunnel Authority,  NY, Convention Center
Project, Series E, 7.25%, 1/1/2010                                                          315,000                  356,444
Yates County, NY, Industrial Development Agency, Soldiers &
Sailors Memorial Hospital, 5.5%, 2/1/2019 (c)                                               225,000                  229,752
                                                                                                                 -----------
                                                                                                                  30,684,146

North Carolina 0.1%
North Wilkesboro, NC, Housing Development Corp.,
Multi-Family Revenue, Wilkes Tower, Series A, 6.35%,
10/1/2022                                                                                   200,000                  205,664
Wake County, NC, Hospital Revenue, ETM, 6.25%, 1/1/2008                                     180,000                  192,276
                                                                                                                 -----------
                                                                                                                     397,940

North Dakota 0.8%
Fargo, ND, Hospital Revenue, Meritcare Hospital, 5.6%,
6/1/2013 (b)                                                                              1,250,000                1,367,837
North Dakota, Housing Financial Agency Revenue, Housing
Finance Program:
Series B, AMT, 4.0%, 7/1/2010                                                               340,000                  346,093
Series B, AMT, 4.125%, 7/1/2011                                                             335,000                  341,050
Series D, AMT, 4.55%, 7/1/2008                                                               65,000                   66,371
Series D, AMT, 4.85%, 7/1/2011                                                               80,000                   81,888
Series D, AMT, 4.95%, 1/1/2012                                                               75,000                   76,823
Series D, AMT, 5.0%, 1/1/2013                                                                80,000                   81,973
                                                                                                                 -----------
                                                                                                                   2,362,035

Ohio 2.2%
Bridlewood, Village Apartments, OH, Certificate of
Participation, Class A, 5.6%, 9/1/2021                                                    1,501,068                1,527,652
Cuyahoga County, OH, Mortgage Revenue, AMT, 5.2%, 9/20/2009                                 155,000                  159,219
Cuyahoga County, OH, Multi-Family Housing Water Street
Association, AMT, 6.25%, 12/20/2036                                                         975,000                1,029,025
Jefferson County, OH, GO, 6.625%, 12/1/2005 (b)                                              90,000                   93,625
Lucas-Palmer Housing Development Corp., OH, Palmer Gardens,
Series A, 5.9%, 7/1/2007 (b)                                                                120,000                  124,431
Ohio, Capital Corp. for Housing Mortgage Revenue, Section 8,
Series D, 5.55%, 8/1/2024                                                                   540,000                  541,868
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8,
Series A, 6.625%, 7/1/2022                                                                  785,000                  786,021
Ohio, Water Development Authority, Pollution Control
Facilities Revenue, Republic Steel Project, ETM, 6.375%,
6/1/2007                                                                                     55,000                   58,871
Sandusky County, OH, Health Care Facilities Revenue, Bethany
Place Retirement Center Project, 5.15%, 7/1/2009                                             55,000                   59,480
Stark County, OH, Health Care Facility, Rose Land Inc.
Project:
5.3%, 7/20/2018                                                                             850,000                  888,743
5.35%, 7/20/2023                                                                            940,000                  968,520
                                                                                                                 -----------
                                                                                                                   6,237,455

Oklahoma 1.0%
Grand River, OK, Dam Authority, ETM, 6.25%, 11/1/2008                                       615,000                  649,342
McAlester, OK, Public Works Authority:
ETM, 8.25%, 12/1/2004 (b)                                                                   115,000                  117,640
ETM, 8.25%, 12/1/2005 (b)                                                                    60,000                   65,145
Oklahoma, Housing Finance Agency, Multi-Family Housing,
Northpark & Meadowlane Project, 5.1%, 12/1/2007                                             230,000                  243,795
Oklahoma, Ordnance Works Authority, Ralston Purina Project,
6.3%, 9/1/2015                                                                            1,500,000                1,637,310
                                                                                                                 -----------
                                                                                                                   2,713,232

Oregon 0.3%
Cow Creek Bank, OR, Umpqua Tribe Indians, Oregon Revenue,
Series B, 144A, 5.1%, 7/1/2012 (b)                                                          815,000                  833,582
Oregon, Health Housing Educational & Cultural Facilities
Authority, Cedarwest Housing, Series A, AMT, 4.65%, 1/2/2008
(c)                                                                                          65,000                   67,271
                                                                                                                 -----------
                                                                                                                     900,853

Pennsylvania 9.4%
Allegheny County, PA, Hospital Development Authority, North
Hills Passavant Hospital, ETM, 6.75%, 7/1/2005                                               45,000                   46,981
Allegheny County, PA, Residential Finance Authority, Single
Family Mortgage, Series CC-2, 5.2%, 5/1/2017                                                205,000                  213,774
Beaver County, PA, Industrial Development Authority, Health
Care Revenue Refunding, 4.85%, 5/20/2010                                                  1,520,000                1,601,229
Berks County, PA, Redevelopment Authority, Multi-Family
Revenue, Woodgate Associate Project, Series A, 5.15%,
1/1/2019                                                                                  1,610,000                1,634,311
Chester County, PA, Health & Education Facility, Immaculata
College:
5.0%, 10/15/2006                                                                            265,000                  265,437
5.0%, 10/15/2007                                                                            310,000                  310,394
5.1%, 10/15/2008                                                                            120,000                  120,122
5.125%, 10/15/2009                                                                          230,000                  230,180
5.3%, 10/15/2011                                                                            280,000                  280,137
Delaware County, PA, Housing Authority, Dunwood Village
Project, 6.125%, 4/1/2020                                                                   100,000                  104,983
Delaware River Junction Toll Bridge, Commonwealth of
Pennsylvania, Bridge Revenue, 5.25%, 7/1/2013                                             1,000,000                1,094,540
Erie, PA, Higher Education Building Authority, Gannon
University Project, Series E, 5.2%, 7/15/2016                                               800,000                  812,832
Erie, PA, Higher Education Building Authority, Mercyhurst
College Project:
5.75%, 3/15/2012                                                                            110,000                  113,945
Series B, 5.75%, 3/15/2013                                                                1,265,000                1,274,310
5.85%, 3/15/2017                                                                            325,000                  333,021
Fayette County, PA, Hospital Authority, Uniontown Hospital,
5.45%, 6/15/2007 (b)                                                                        340,000                  364,524
Lancaster, PA, Sewer Authority, ETM, 6.0%, 4/1/2012                                          80,000                   88,228
Montgomery County, PA, GO, ETM, 9.0%, 8/15/2004                                              40,000                   40,128
Mount Lebanon, PA, Hospital Authority, ETM, 7.0%, 7/1/2006                                   75,000                   79,138
Pennsylvania, Delaware River Port Authority, ETM, 6.5%,
1/15/2011                                                                                   100,000                  112,397
Pennsylvania, Higher Educational Facilities Authority,
College & University Revenue, University of the Arts, 5.5%,
3/15/2013 (b)                                                                               800,000                  852,568
Pennsylvania, Higher Educational Facility Authority, Health
Services Revenue, Allegheny Delaware Valley Obligation:
Series A, 5.4%, 11/15/2007 (b)                                                              350,000                  374,706
Series C, 5.875%, 11/15/2018 (b)                                                          1,450,000                1,558,953
Pennsylvania, Higher Educational Facility, Gwynedd Mercy
College, 5.0%, 11/1/2008                                                                    530,000                  548,640
Pennsylvania, Higher Educational Facility, University of the
Arts:
4.75%, 3/15/2005 (b)                                                                        125,000                  125,324
4.85%, 3/15/2006 (b)                                                                        200,000                  200,424
5.1%, 3/15/2009 (b)                                                                         230,000                  230,317
Pennsylvania, Higher Educational Facility, Ursinus College,
5.4%, 1/1/2006                                                                              190,000                  199,280
Pennsylvania, Housing Finance Agency, Single Family
Mortgage:
Series 64, AMT, Zero Coupon, 4/1/2030                                                     1,505,000                1,208,876
Series 65A, AMT, 4.6%, 10/1/2008                                                            145,000                  152,155
Philadelphia, PA, Airport Revenue, AMT, 5.375%, 6/15/2012
(b)                                                                                       2,600,000                2,785,328
Philadelphia, PA, Hospital & Higher Education Authority,
Centralized Comprehensive Human Services, Series A, 6.125%,
1/1/2013                                                                                  3,335,000                3,444,288
Philadelphia, PA, Hospital & Higher Education Authority,
Health System, Series A, 5.375%, 1/1/2028                                                 2,645,000                2,692,716
Philadelphia, PA, Industrial Development Authority, Elmira
Jefferies Memorial Home, 4.75%, 2/1/2008                                                    205,000                  213,042
Philadelphia, PA, Industrial Development Authority, Jeanes
Physicians' Office, Series A, 9.375%, 7/1/2010                                              430,000                  430,447
Philadelphia, PA, Redevelopment Authority, Multi-Family
Housing Revenue, Woodstock, 5.45%, 2/1/2023                                                 710,000                  724,810
Philadelphia, PA, Redevelopment Authority, First Lien
Mortgage, Series A, 6.5%, 1/1/2029                                                          659,000                  676,332
Scranton-Lackawanna Counties, PA, University of Scranton
Project, 5.15%, 11/1/2011 (b)                                                               250,000                  268,980
Williamsport, PA, Multi-Family Housing Authority, Series A,
5.25%, 1/1/2015 (b)                                                                       1,065,000                1,104,501
                                                                                                                 -----------
                                                                                                                  26,912,298

Rhode Island 0.5%
Rhode Island, Industrial Facilities Corp., Industrial
Development Revenue, Building Authority Program, AMT:
5.25%, 4/1/2011                                                                             230,000                  230,710
5.3%, 4/1/2012                                                                              245,000                  245,772
5.35%, 4/1/2013                                                                             265,000                  265,848
5.4%, 4/1/2014                                                                               65,000                   65,211
5.5%, 4/1/2019                                                                              305,000                  306,022
5.6%, 4/1/2024                                                                              380,000                  381,311
                                                                                                                 -----------
                                                                                                                   1,494,874

South Carolina 3.3%
Columbia, SC, Waterworks & Sewer Systems, ETM, 7.75%,
1/1/2011                                                                                  3,505,000                4,052,025
South Carolina, Economic Jobs Development, Westminster
Presbyterian, Series A, 5.125%, 11/15/2008                                                  448,000                  467,022
South Carolina, Housing Finance & Development Authority,
Bryon Point Apartments Project, Mandatory Put @ 100, AMT,
5.7%, 6/1/2025 (a)                                                                        2,290,000                2,319,907
South Carolina, Housing Finance & Development Authority,
Hunting Ridge Apartments, Mandatory Put @ 100, 6.75%,
6/1/2025 (a) (c)                                                                            755,000                  769,217
South Carolina, Housing Finance & Development Authority,
Westbury Plantation, 6.05%, 7/1/2027                                                        310,000                  311,194
South Carolina, Jobs Economic Development Revenue Authority,
Ebenezer Nursing, 6.9%, 1/20/2037                                                         1,295,000                1,416,678
                                                                                                                 -----------
                                                                                                                   9,336,043

Tennessee 4.7%
Greeneville, TN, Health & Education Facility Board, Southern
Advent Hospital, ETM, 8.7%, 10/1/2009                                                       260,000                  300,960
Memphis, TN, Health, Education & Housing Facility Board,
Multi-Family Housing, Hickory Pointe Apartments Project,
Series A, 5.4%, 7/1/2010 (b)                                                                465,000                  497,834
Nashville & Davidson Counties, TN, Health & Education
Facilities Board, Home Inc. Project, Series A, Prerefunded @
105, 9.0%, 10/1/2022                                                                        185,000                  226,766
Nashville & Davidson Counties, TN, Health & Education
Facilities Board, Homes Inc. Project, Series A, 7.25%,
6/20/2036                                                                                 5,865,000                5,866,935
Nashville & Davidson Counties, TN, Health & Education
Facilities Board, Modal Health, 5.5%, 5/1/2023 (b)                                          570,000                  582,717
Nashville & Davidson Counties, TN, Health & Education
Facilities Board, Open Arms Care Corp., 5.1%, 8/1/2016 (b)                                1,000,000                1,032,660
Nashville & Davidson Counties, TN, Health & Education
Facility Revenue Board, Multi-Family Housing, Mandatory Put
@ 100, 5.2%, 2/1/2021 (a)                                                                 1,610,000                1,682,546
Nashville & Davidson Counties, TN, Multi-Family Housing,
Beechwood Terrace, Series A, 6.625%, 3/20/2036                                              240,000                  262,145
Nashville & Davidson Counties, TN, Multi-Family Housing,
Welch Bend Apartments, Series A, Mandatory Put @ 100, 5.5%,
1/1/2027 (a)                                                                              1,600,000                1,676,224
Shelby County, TN, Health Educational & Housing Facility
Board, Methodist Health Systems, 5.2%, 8/1/2013 (b)                                       1,275,000                1,370,026
Shelby County, TN, Public Improvements, GO, Series B, 5.25%,
11/1/2006                                                                                    10,000                   10,689
                                                                                                                 -----------
                                                                                                                  13,509,502

Texas 7.3%
Bexar County, TX, Housing Finance Corp., Multi-Family
Housing Revenue, American Opportunity Housing, 5.8%, 1/1/2031
(b)                                                                                         200,000                  206,820
Bryon, TX, Higher Education Authority, Allen Academy
Project, Series A:
6.5%, 12/1/2006                                                                             170,000                  178,969
7.3%, 12/1/2016                                                                           1,315,000                1,480,703
Capital Area, TX, Housing Finance Corp., IDK Partners II
Trust, Series A, 6.5%, 11/1/2019                                                            183,197                  184,210
Del Rio, TX, GO:
5.55%, 4/1/2011 (b)                                                                          45,000                   47,364
5.65%, 4/1/2013 (b)                                                                          95,000                   99,354
5.75%, 4/1/2016 (b)                                                                          45,000                   46,672
5.75%, 4/1/2017 (b)                                                                         185,000                  191,495
6.5%, 4/1/2010 (b)                                                                           95,000                  103,804
7.5%, 4/1/2008 (b)                                                                           95,000                  108,978
7.5%, 4/1/2009 (b)                                                                          145,000                  164,774
Denison, TX, Hospital Authority, Texoma Medical Center, ETM,
7.125%, 7/1/2008                                                                             70,000                   77,166
Grand Prairie, TX, Municipal Utilities, Water & Sewer
Revenue, 6.5%, 4/1/2012 (b)                                                               1,000,000                1,083,340
Heart of Texas, Housing Finance Corp., Multi-Family Housing
Revenue, AMT, 7.4%, 9/20/2035                                                             1,000,000                1,074,960
Houston, TX, Housing Finance Corp., Series A-1, Zero Coupon,
6/1/2014                                                                                    445,000                  213,155
Houston, TX, Housing Finance Corp., Newport Apartments
Project, AMT, 5.3%, 2/20/2014                                                               680,000                  720,358
Houston, TX, Sewer Systems, ETM, 6.375%, 10/1/2008                                          240,000                  260,350
Jefferson County, TX, Health Facilities Development Corp.,
Baptist Hospitals, 5.2%, 8/15/2021 (b)                                                      375,000                  387,847
Lewisville, TX, Combination Contract Revenue, GO, 5.625%,
9/1/2017 (b)                                                                              3,545,000                3,683,539
Northeast, TX, Hospital Authority, ETM, 8.0%, 7/1/2008                                      355,000                  398,143
Northern Texas, Health Facilities Development Corp., United
Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)                                  5,750,000                6,056,762
Odessa, TX, Housing Finance Corp., Single Family Mortgage,
Series A, 8.45%, 11/1/2011                                                                  233,261                  234,353
Panhandle, TX, Regional Housing Finance Corp., Single Family
Mortgage, Series A, AMT, 7.5%, 5/1/2024                                                     185,000                  185,374
Robston, TX, Electric Light & Power Revenue:
6.0%, 12/1/2004                                                                             100,000                  101,440
6.0%, 12/1/2005                                                                             100,000                  101,353
6.0%, 12/1/2006                                                                             100,000                  101,353
Southeast, TX, Housing Finance Corp., Residual Revenue
Capital Appreciation, Zero Coupon, 9/1/2017                                               1,530,000                  752,301
Tarrant County, TX, Health Facility, South Central Nursing,
Series A, 6.0%, 1/1/2037 (b)                                                                150,000                  160,731
Tarrant County, TX, Housing Finance Corp., Multi-Family
Housing, Summit Project, Series A, Mandatory Put @ 100,
5.08%, 9/1/2027 (a)                                                                       1,510,000                1,557,882
Texarkana, TX, Housing Finance Corp., Summerhill, Series A,
5.55%, 1/20/2007                                                                             80,000                   80,135
Texas, Department Housing & Community Affairs, Single Family
Revenue, Series E, 6.0%, 9/1/2017 (b)                                                       805,000                  841,120
                                                                                                                 -----------
                                                                                                                  20,884,805

Utah 2.6%
Intermountain Power Agency, UT, Power Supply Revenue, Series
A, ETM, 6.15%, 7/1/2014 (b)                                                                 800,000                  870,104
Provo City, UT, Housing Authority, Multi-Family Housing,
Lookout Pointe Apartments, 6.0%, 7/20/2008                                                  225,000                  229,804
Salt Lake & Sandy, UT, Metropolitan Water District, Water
Revenue:
5.0%, 7/1/2016 (b)                                                                        2,020,000                2,157,542
5.0%, 7/1/2017 (b)                                                                        2,455,000                2,605,737
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012                                                 145,000                  147,933
Series B-2, AMT, 5.2%, 7/1/2011                                                             160,000                  160,690
Series A-2, AMT, 5.25%, 7/1/2011                                                            175,000                  179,382
Series A-2, AMT, 5.4%, 7/1/2016                                                             205,000                  207,388
Series F-1, Class I, 5.5%, 7/1/2016                                                          95,000                   95,332
Series C, Class III, AMT, 6.25%, 7/1/2014                                                   405,000                  410,921
Utah, Housing Finance Agency, Single Family Mortgage, AMT,
5.25%, 7/1/2012                                                                              80,000                   83,031
Utah, Housing Finance Agency, Sub-Single Family Mortgage,
5.85%, 7/1/2007 (b)                                                                          30,000                   30,098
Weber County, UT, Municipal Building Authority, 6.75%,
12/15/2004 (b)                                                                              360,000                  367,272
                                                                                                                 -----------
                                                                                                                   7,545,234

Vermont 0.4%
Vermont, Education & Health Building Finance Authority,
Norwich University Project:
5.0%, 7/1/2006                                                                              275,000                  286,328
5.0%, 7/1/2007                                                                              310,000                  325,162
5.75%, 7/1/2013                                                                             525,000                  554,279
                                                                                                                 -----------
                                                                                                                   1,165,769

Virginia 1.2%
Newport News, VA, Industrial Development Authority,
Mennowood Communities, Series A, 7.25%, 8/1/2016                                            815,000                  875,742
Richmond, VA, Metro Expressway Authority, ETM, 7.0%,
10/15/2013 (b)                                                                            2,040,000                2,351,304
Suffolk, VA, Redevelopment and Housing Authority,
Multi-Family Housing Revenue, Brooke Ridge LLC, 5.25%,
10/1/2018 (b)                                                                               160,000                  161,701
                                                                                                                 -----------
                                                                                                                   3,388,747

Washington 1.5%
Grays Harbor County, WA, Public Utility District Number 1,
ETM, 5.375%, 1/1/2006                                                                        90,000                   92,668
Quinault Indian Nation, WA, Entertainment Revenue, 5.8%,
12/1/2015 (b)                                                                               300,000                  312,522
Seattle, WA, Light & Power Revenue, 7.4%, 11/20/2036                                      1,132,000                1,274,530
Washington, Health Care, Nursing Home Revenue, Grays Harbor
Community Hospital, 5.85%, 7/1/2012 (b)                                                     905,000                  997,084
Washington, Housing Finance Commission, Convention Deferred
Interest, Series 4A, AMT, Zero Coupon, 12/1/2020                                          2,060,000                1,596,438
                                                                                                                 -----------
                                                                                                                   4,273,242

West Virginia 0.5%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp.
Project:
5.55%, 9/1/2008 (c)                                                                         190,000                  196,025
5.7%, 9/1/2009 (c)                                                                          150,000                  153,646
Harrison County, WV, Collateralized Mortgage Obligation, Series B,
Zero Coupon, 10/20/2010 (b)                                                               1,525,635                  952,378
Marshall County, WV, Capital Appreciation, Zero Coupon,
5/1/2014 (b)                                                                                321,000                  152,199
                                                                                                                 -----------
                                                                                                                   1,454,248

Wisconsin 2.7%
Oshkosh, WI, Hospital Facility, Mercy Medical Center,
Prerefunded @ 100, 7.375%, 7/1/2009                                                          80,000                   86,513
Shell Lake, WI, Nursing Home Revenue, Terraceview Living,
5.3%, 9/20/2018                                                                           1,110,000                1,117,848
Whitewater, WI, Waterworks System Mortgage, 7.5%, 7/1/2016                                  185,000                  203,565
Wisconsin, Health & Educational Facilities, Revenue
Authority, 6.0%, 5/15/2016 (b)                                                            1,000,000                1,035,810
Wisconsin, Health & Educational Facilities, Sister Sorrowful
Mothers, Series A, 5.3%, 8/15/2009 (b)                                                      890,000                  950,573
Wisconsin, Health & Educational Facilities, Viterbo College
Inc. Project, Series A:
5.4%, 2/1/2005 (c)                                                                           95,000                   96,646
5.75%, 2/1/2012 (c)                                                                         390,000                  402,964
6.0%, 2/1/2017 (c)                                                                          405,000                  415,708
Wisconsin, Housing & Economic Development Authority, Series
B, AMT, 4.95%, 9/1/2009                                                                     305,000                  320,311
Wisconsin, Housing & Economic Development Authority, Home
Ownership Revenue, Series C, 6.25%, 9/1/2017                                              1,315,000                1,320,773
Wisconsin, Housing & Economic Development Authority, Housing
Revenue, 5.8%, 11/1/2013 (b)                                                              1,580,000                1,610,542
                                                                                                                 -----------
                                                                                                                   7,561,253

Wyoming 0.1%
Wyoming, Community Development Authority, Series 5, AMT,
5.7%, 12/1/2007                                                                             145,000                  148,332


Total Municipal Investments (Cost $272,100,045)                                                                  278,235,947

                                                                                        Shares               Value ($)

Short Term Investments 2.5%
Blackrock Provident Muni Fund
(Cost $7,124,889)                                                                         7,124,889                7,124,889



Total Investment Portfolio  (Cost $279,224,934)                                                                  285,360,836
                                                                                                              ==============



(a) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Investment Portfolio

(b)      Bond is insured by one of these companies:

                                                                                                             As a % of Total
                                                                                                        Investment Portfolio
ACA                            American Capital Access                                                          4.5
AMBAC                          AMBAC Assurance Corp.                                                            9.0
CONNIE LEE                     College Construction Loan Insurance Association                                  0.4
FGIC                           Financial Guaranty Insurance Company                                             2.6
FSA                            Financial Security Assurance                                                     0.3
MBIA                           Municipal Bond Investors Assurance                                               8.7
RADIAN                         RADIAN Asset Assurance Incorporated                                              3.6

(c)      The security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.


Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.


144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Municipal Bond Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Municipal Bond Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004